Offerings - Offering: 1	Aug. 01, 2025 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Stock, $2.50 par value per share
Maximum Aggregate Offering Price	$ 4,000,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 612,400.00
Offering Note	In accordance with Rules 456(b) and 457(r) of the Securities Act of 1933 (the "Securities Act"), Xcel Energy Inc. (the "Registrant") initially deferred payment of all of the registration fee in respect of the base prospectus filed with, and forming a part of, the Registration Statement on Form S-3 (File No. 333-278797) which was filed on April 18, 2024 (the "Registration Statement"). Table 1 above shall be deemed to update the "Calculation of Filing Fee Tables" in the Registration Statement.